     As Filed With The Securities And Exchange Commission On July 28, 2000
                                               Securities Act File No. 333-36588
                                       Investment Company Act File No. 811-09937
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]
PRE-EFFECTIVE AMENDMENT NO. 2 [X]
POST-EFFECTIVE AMENDMENT NO. [_]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_] AMENDMENT NO. 2 [X]

                                ----------------

                              MUNDER @VANTAGE FUND
             (Exact Name of Registrant as Specified in its Charter)

                         c/o Munder Capital Management
                               480 Pierce Street
                              Birmingham, MI 48009
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (248) 647-9200

                                ----------------

                               JAMES C. ROBINSON
                               480 Pierce Street
                              Birmingham, MI 48009
                    (Name and Address of Agent for Service)

                                   Copies To:
                              Jane A. Kanter, Esq.
                             Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                              Washington, DC 20006

                                ----------------

  Approximate Date Of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

  If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                       Proposed
                                                       Maximum
                                                      Aggregate    Amount of
                                                       Offering   Registration
        Title of Securities being Registered            Price         Fee
------------------------------------------------------------------------------
Shares of Beneficial Interest, par value $0.01 per
 share.............................................  $100,000,000  $26,400(1)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

(1) The Registrant has previously paid $26,400 of this registration fee.

                                ----------------

  The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

                          PARTS A AND B OF PROSPECTUS

 Item
 No.                 Caption                      Location In Prospectus
 ----                -------                      ----------------------
  1.  Outside Front Cover Page.............. Outside Front Cover Page

  2.  Inside Front and Outside Back Cover    Inside Front and Outside Back
      Page.................................. Cover Page

  3.  Fee Table and Synopsis................ Summary of Fund Expenses

  4.  Financial Highlights.................. Not Applicable

  5.  Plan of Distribution.................. Outside Front Cover Page; How to
                                             Purchase Fund Shares

  6.  Selling Shareholders.................. Not Applicable

  7.  Use of Proceeds....................... Use of Proceeds

  8.  General Description of the             Outside Front Cover Page;
      Registrant............................ Investment Objective

  9.  Management............................ Management of the Fund; Use of
                                             Proceeds

 10.  Capital Stock, Long-Term Debt, and     Shares of Beneficial Interest;
      Other Securities...................... Distribution Policy

 11.  Defaults and Arrears on Senior
      Securities............................ Not Applicable

 12.  Legal Proceedings..................... Not Applicable

 13.  Table of Contents of the Statement of
      Additional Information................ Table of Contents of the
                                             Statement of Additional
                                             Information

 14.  Cover Page of SAI..................... Cover Page (SAI)

 15.  Table of Contents of SAI.............. Table of Contents (SAI)

 16.  General Information and History....... Appendix A (SAI)

 17.  Investment Objective and Policies..... Additional Investment Policies
                                             (SAI)

 18.  Management............................ Trustees and Officers (SAI);
                                             Investment Advisory and
                                             Other Services (SAI)

 19.  Control Persons and Principal Holders
      of Securities......................... Not Applicable

 20.  Investment Advisory and Other          Investment Advisory and Other
      Services.............................. Services (SAI)

 21.  Brokerage Allocation and Other
      Practices............................. Brokerage Commissions (SAI)

 22.  Tax Status............................ Not Applicable

 23.  Financial Statements.................. Financial Statements (SAI)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+The information in this prospectus is not complete and may be changed. A + +registration statement relating to the securities has been filed with the + +Securities and Exchange Commission. The fund may not sell these securities + +until the registration statement is effective. This prospectus is not an + +offer to sell these securities and it is not a solicitation of an offer to + +buy these securities in any state where the offer, solicitation or sale is +
+not permitted.                                                                +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
                   SUBJECT TO COMPLETION, DATED JULY 28, 2000

                                  [Fund Logo]

                              MUNDER @VANTAGE FUND

                      [   ] Shares of Beneficial Interest

                                $25.00 per Share

  The Munder @Vantage Fund ("Fund") is a newly organized, non-diversified, closed-end management investment company that has been organized as a Delaware business trust. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of U.S. and non-U.S. companies considered by the Fund's investment adviser, Munder Capital Management ("Munder"), to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. For any such company, the application of Internet functionality may provide, among other benefits:

  . increased revenue from further penetration of existing markets, or access to new markets;

  . improvement in quality of goods or services;

  . improvement in profitability from cost reductions in the production of goods or services;

  . increases in efficiency of production through systematic use of automation, inventory control, and greater communication between production centers and distribution outlets; and

  . competitive advantage from stronger relationships throughout the production and supply chain.

  The Fund will pursue a growth-oriented strategy and may invest in companies of any size. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related companies that plan to conduct an initial public offering ("IPO") within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Investors should recognize that (i) there will be no public market for the shares of any venture capital company invested in by the Fund at the time of the Fund's investment, and (ii) there can be no assurance that a planned IPO, or other exit strategy, for such companies will ever be completed. The Fund may also invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies. See "Investment Objective and Principal Strategies."

  Investments in technology companies and, in particular, venture capital companies, are speculative and pose special risks. These risks are more fully explained below under the heading "Risk Factors."

  No market exists for the Fund's shares. The Fund's shares will not be listed on any securities exchange and the Fund does not anticipate that a secondary market for its shares will develop. Consequently, you may not be able to sell your shares. If a secondary market for the Fund's shares were to develop, shares may trade at a discount from net asset value increasing the risk of loss. Because the Fund is a closed-end investment company, shares of the Fund will not be redeemed on a daily basis nor will they be exchanged for shares of any other fund. The Fund's shares are appropriate only as a long-term investment.

  The Fund provides a limited degree of liquidity to shareholders by making quarterly offers to repurchase a minimum of 5% of its outstanding shares at current net asset value. Repurchase is not guaranteed, however, and to the extent the number of shares tendered by shareholders for repurchase exceeds the number of shares available for repurchase for that quarter, repurchases will be made on a pro rata basis. The Fund intends to complete its first quarterly repurchase offer in February 2001. The Fund intends to send written notification of each quarterly repurchase offer to shareholders approximately 30 days before the due date for the receipt of the repurchase request. In no event will the notification be sent less than 21 or more than 42 days in advance. In order to participate in any quarterly repurchase offer, your shares of the Fund must be held through a selected broker-dealer. Offers for repurchase will be priced on a date no later than 14 days after the repurchase request deadline. Proceeds of the offering will be paid within 7 days of the pricing date. See "Repurchase Offers."

Price to
Public                           Sales Load                                     Proceeds to Fund
--------                         ----------                                     ----------------
$25 Per Share                          4%                                            $  24
Total                               [   ]                                            $[   ]

  Through this initial offering, the Fund intends to raise approximately
$[   ] of net proceeds in its initial offer of Fund shares. (The initial
offering amount may be increased by up to $[   ] by the Fund or the
Distributor.) The Fund's shares are being offered initially by selected brokers and dealers at a price of $24 per share, plus a sales load up to $1 per share, for a maximum offering price of $25 per share. The sales load will be paid to each selected broker or dealer that arranges for a sale of the Fund's shares. Reductions in the sales load are available for large purchases and in certain other circumstances. See "How to Purchase Fund Shares." Chase H&Q, a division of Chase Securities Inc. ("Chase H&Q" or "Distributor") will serve as the Fund's distributor in the offering. The Fund will pay
organizational and offering expenses estimated at $[   ] from the proceeds of
the offering. The initial offering will terminate on October 12, 2000, unless extended or shortened by the Distributor or the Fund.

  If the Fund raises less than $[   ] in this initial offering, then, not less
than 30 days after the closing of the initial offering and at the discretion of the Fund and the Distributor, the Fund may commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a maximum sales charge of 4%. Any such continuous offering, if commenced, may be discontinued at any time. The Fund may commence other continuous offerings from time to time in the future.

  The Fund will pay each selected broker or dealer that is not affiliated with the Fund or Munder a shareholder servicing fee pursuant to Rule 12b-1 under the Investment Company Act of 1940 at an annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer.

  This Prospectus provides information that prospective investors should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information ("SAI") dated [
 ], 2000, has been filed with the Securities and Exchange Commission ("SEC"). The SAI is available upon request and without charge by writing the Fund at the address on the back cover or by calling (800) [468-6337]. The SAI is incorporated by reference into this prospectus in its entirety. The table of contents of the SAI appears on page [31] of this prospectus. The SAI, and other information about the Fund, is also available on the SEC's website (http://www.sec.gov).

  Neither the SEC nor any state securities commission has determined whether this prospectus is truthful or complete. Nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

  The date of this prospectus is       , 2000.

                                  [Fund Logo]

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Prospectus Summary.........................................................   5
Summary of Fund Expenses...................................................   9
Risk Factors...............................................................  10
Use of Proceeds............................................................  14
Investment Objective and Principal Strategies..............................  15
Management of the Fund.....................................................  20
Repurchase Offers..........................................................  22
Calculation of Net Asset Value.............................................  24
Shares of Beneficial Interest..............................................  25
Distribution Policy........................................................  25
Taxes......................................................................  26
How to Purchase Fund Shares................................................  28
General Information........................................................  29
Table of Contents of SAI...................................................  31

                               ----------------

No dealer, salesperson or other person is authorized to give an investor any information or to represent anything not contained in this Prospectus. As an investor you must not rely on any unauthorized information or representations provided to you by anyone. This Prospectus is an offer to sell or a solicitation of an offer to buy the securities it describes, but only under the circumstances and in jurisdictions where it is lawful to do so. The information contained in this Prospectus is current only as of the date of this prospectus.

                        [PAGE INTENTIONALLY LEFT BLANK]

                               PROSPECTUS SUMMARY

The Fund....................  The Munder @Vantage Fund ("Fund") is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). See "General Information."

Investment Objective and
 Principal Strategies.......
                              The Fund's investment objective is to seek long-term capital appreciation. The Fund proposes to achieve its objective by investing at least 65% of its total assets in equity securities of U.S. and non-U.S. companies considered by Munder to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies.

                              The Fund will pursue a growth-oriented strategy and may invest in companies of any size. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an IPO within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies.

                              The Fund may also invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies. See "Investment Objective and Principal Strategies."

Investment Rationale........  An important trend in recent decades has been the assimilation of technology into business. The pace of that change has accelerated in the last few years with the development of advanced Internet technologies that integrate information and communications, both within and between businesses and with customers. These advances, when coupled with increased information flow, better business tracking tools, and the increasing ability to gather, store, process and analyze data, have spawned new processes, new businesses and even new industries. Currently, these dynamics have begun to move beyond the confines of a computer connection, creating the ability to access the data from virtually anywhere at any time. Another important development in this regard is the globalization of these trends.

                              Greater information flow stems from the
                              increasing availability of high-capacity
                              (broadband) connections to data sources. The use of broadband connections is driving a trend known as "convergence." This trend is characterized by the migration of high-bandwidth (high-volume) media (e.g., video and audio) and commerce content to Internet-access devices. At the same time, Internet devices are converging with traditional information appliances, such as television and radio. Internet utilization is becoming more closely integrated into business and personal activities. The Fund will seek to recognize the strategic junctures in these and other Internet related trends to identify and invest in segments of the market which will benefit directly. These segments are expected to include e-commerce (both business-to-business and business-to-consumer), enabling technologies
                              (hardware and software), infrastructure, communications, access devices, and related services such as hosting, consulting, advertising and logistics.

                              Munder currently believes the greatest growth potential is found in the following Internet-related areas: new media; broadband communications, including fiber optics; enabling technologies and services; wireless communications and computing; and Internet-powered traditional business activities. See "Investment Objective and Principal Strategies-- Investment Rationale."

The Investment Adviser......  Munder Capital Management ("Munder"), located at
                              480 Pierce Street, Birmingham, Michigan 48009, is the Fund's investment adviser. Munder has substantial experience in technology investing and provides the overall investment management for the Fund. As of June 30, 2000, Munder and its
                              affiliates had approximately $    billion in
                              assets under management. See "Management of the Fund."

Investment Adviser Fees.....  The Fund will pay an advisory fee to Munder for its management services at an annual rate of 2.00% of the Fund's average daily net assets. This advisory fee is higher than the advisory fees paid by most U.S. investment companies. See "Management of the Fund."

Borrowing...................  The Fund is authorized to borrow money in an amount up to 10% of its total assets (after giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days. The Fund may not purchase additional portfolio securities at any time that borrowings exceed 10% of its total assets. The Fund is not authorized to use borrowings for long-term financial leverage purposes.

Hedging.....................  The Fund may use derivative instruments such as options and futures, among others, to hedge portfolio risks and for cash management purposes. Hedging activity may relate to a specific security or to the Fund's portfolio as a whole. The Fund may not use derivative instruments to seek increased return on its investments.

The Offering................  The initial offering will terminate on October
                              12, 2000, unless extended or shortened by Chase H&Q, a division of Chase Securities Inc. ("Chase H&Q" or "Distributor") or the Fund. In the initial offering, the Fund intends to raise
                              approximately $[   ] of net proceeds. (The
                              initial offering amount may be increased by up to
                              $[   ] by the Fund or the Distributor.) The Fund
                              is initially offering its shares through a group of brokers and dealers selected by the Distributor. The minimum investment is $10,000 ($2,000 for individual retirement accounts ("IRA's")). The maximum purchase price per share of $25 includes a sales charge of up to $1 per share. Reductions in the sales charge are available for large purchases and in certain other circumstances. See "How to Purchase Fund Shares."

                              If the Fund raises less than $[   ] in the
                              initial offering, then, not less than 30 days after the closing of the initial offering and at the discretion of the Fund and the Distributor, the Fund may commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a maximum sales charge of 4%. Any such continuous offering, if commenced, may be discontinued at any time. The Fund may commence other continuous offerings from time to time in the future. See "How to Purchase Fund Shares."

                              The Fund will pay each selected broker or dealer a shareholder servicing fee pursuant to Rule 12b-1 under the 1940 Act at the annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer.

Distribution Policy.........  The Fund will pay dividends on the shares annually in amounts representing substantially all of the net investment income, if any, earned each year. It is likely that many of the companies in which the Fund invests will not pay any dividends, and this, together with the Fund's relatively high expenses, means that the Fund is unlikely to have income or pay dividends.

                              The Fund will pay substantially all of any taxable net capital gain realized on investments to shareholders at least annually.

                              An automatic reinvestment plan is available for any shareholder of the Fund who wishes to purchase additional shares using dividends and/or capital gain distributions paid by the Fund. Shares will be issued under the plan at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. Such plan may be terminated by the Fund at any time after attaining its intended asset level. See "Distribution Policy."

Closed-End Structure;
 Limited Liquidity,
 Unlisted...................
                              The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that shareholders of a closed-end fund do not have the right to redeem their shares on a daily basis. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its assets in illiquid securities. The Fund believes that unique investment opportunities exist in the market for venture capital technology companies and in private funds that invest in venture capital technology companies. However, these venture capital investments are often illiquid, and an open-end fund's ability to make such investments is limited. For this reason, the Fund has been organized as a closed-end fund.

                              The Fund's shares will not be listed on any securities exchange and the Fund does not expect any secondary market to develop for its shares. As an investor in the Fund, you will not be able to redeem your shares on a daily basis and shares of the Fund will not be exchanged for shares of any other fund. As described directly below, however, in order to provide a limited degree of liquidity, the Fund will make quarterly offers to repurchase a minimum of 5% of its outstanding shares at their net asset value. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares.

Quarterly Repurchase          In order to provide a limited degree of liquidity
 Offers.....................  to shareholders, the Fund will make quarterly offers to repurchase a minimum of 5% of its outstanding shares at their net asset value. The
                              Fund intends to commence the first repurchase offer of a minimum of 5% of its outstanding shares in May 2001 and to complete it in June
                              2001. The Fund may offer to repurchase more than 5% of its shares in any quarter with the approval of the Fund's Board of Trustees. If the number of shares tendered for repurchase exceeds the number the Fund intends to repurchase, the Fund will repurchase shares on a pro-rata basis, and the tendering shareholders will not have all of their tendered shares repurchased by the Fund. See
                              "Repurchase Offers."

Risk Factors................  An investment in the Fund involves a high degree of risk. These risks include:

                                 .  investing in shares of an unlisted,
                                    closed-end fund with limited liquidity;

                                 .  investing in the technology and related
                                    industries;

                                 .  concentration in a small number of
                                    industry sectors;

                                 .  maintaining a "non-diversified" portfolio;

                                 .  investing in smaller companies;

                                 . investing in venture capital companies and venture capital funds;

                                 . investing in securities that are illiquid and volatile; and

                                 .  investing in securities of non-U.S.
                                    issuers.

                              See "Risk Factors."

                            SUMMARY OF FUND EXPENSES

  The following table illustrates the expenses and fees that the Fund expects to incur and that shareholders can expect to bear.

Shareholder Transaction Expenses
  Sales load (as a percentage of offering price)........................ 4.00%
  Dividend reinvestment plan fees.......................................    0%
  Maximum redemption fee................................................    0%

Annual Expenses (as a percentage of net assets attributable to common shares)
  Advisory fees......................................................... 2.00%
  Shareholder servicing fees............................................ 0.50%
  Other expenses........................................................ 0.50%
  Total annual expenses................................................. 3.00%

  Munder has undertaken to reimburse a portion of the Fund's expenses or to waive a portion of its advisory fee to the extent that the Fund's total expenses would otherwise exceed 3% of its average daily net assets during the first year of the Fund's operations. The purpose of the table above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the Fund. The annual "Other
expenses" shown above are estimated, based on net assets of the Fund of $[   ]
at the closing of the initial public offering and organizational and offering
expenses payable by the Fund estimated to be $[   ]. For a more complete
description of the various costs and expenses of the Fund, see "Management of the Fund."

                                                     1      3      5      10
Example Years                                      Year   Years  Years  Years
-------------                                      -----  -----  ------ ------
You would pay the following expenses on a $10,000
 investment, assuming a 5% annual return:......... $[   ] $[   ] $[   ] $[   ]

  The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                 RISK FACTORS

General

  Stock prices fluctuate. Apart from the specific risks identified below, the Fund's investments may be negatively affected by the broad investment environment in the U.S. and international securities markets, which may be influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and could lose money.

Newly Organized Fund

  The Fund is a newly organized investment company with no previous operating history. The Fund may not succeed in meeting its objective, and the Fund's net asset value may decrease. In addition, Munder and the Fund's portfolio managers have less experience in venture capital investing than in investing in public companies. See "Management of the Fund."

Closed-End Fund; Limited Liquidity; Unlisted

  The Fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The Fund does not intend to list its shares for trading on any national securities exchange. There is no secondary trading market for Fund shares, and none is expected to develop. If a secondary market were to develop, shares may trade at a discount from net asset value, increasing a shareholder's risk of loss. The Fund's shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its shares will not be redeemed on a daily basis and they will not be exchanged for shares of any other fund. Although the Fund, as a fundamental policy, will make quarterly repurchase offers for a minimum of 5% (or more, at the discretion of the Fund's Board of Trustees) of its outstanding shares at their net asset value, the Fund's shares are less liquid than shares of funds that trade on a stock exchange. Also, because the Fund's shares will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its shareholders.

Repurchase Offers

  The Fund will offer to purchase only a small portion of its shares each quarter, and there is no guarantee that you as a shareholder will be able to sell all of the Fund shares that you desire to sell. If any quarterly repurchase offer is oversubscribed by the Fund's shareholders, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder. The potential for pro-ration may cause some shareholders to tender more shares for quarterly repurchase than the shareholders wish to have repurchased. Moreover, the Fund's quarterly repurchase policy may have the effect of decreasing the size of the Fund. This may force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

Investment in the Internet and Related Technologies Industries

  The Fund plans to invest primarily in the stock of companies considered by Munder to significantly benefit or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of the Fund's shares will be susceptible to factors affecting Internet and Internet-related technology industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. The specific risks faced by these companies may include:

  . rapidly changing technologies and products that may quickly become obsolete;

  . exposure to a high degree of government regulation, making these companies susceptible to changes in government policy and failures to secure regulatory approvals;

  . cyclical patterns in information technology spending which may result in inventory write-offs;

  . scarcity of management, engineering and marketing personnel with appropriate technological training;

  . the possibility of lawsuits related to technological and intellectual property patents;

  . changing investor sentiments and preferences with regard to Internet and related technology sector investments (which are generally perceived as risky); and

  . potential for poor financial results (e.g., suppressed earnings) due to participation in highly competitive businesses which can be exacerbated by low barriers to the entry of additional competitors.

Smaller Company Securities

  The Fund may invest in the securities of small or medium-sized companies which may be more susceptible to market downturns, and their prices may be more volatile that those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

Investments in Venture Capital Companies

  The Fund may invest a substantial portion of its assets in securities of unseasoned venture capital companies, which present all the risks of investment in developmental stage companies described below plus certain additional risks. Venture capital companies represent highly speculative investments by the Fund. The Fund's ability to realize value from an investment in a venture capital company is to a large degree dependent upon successful completion of the venture capital company's IPO or the sale of the venture capital company to another company, which may not occur for a period of several years after the date of the Fund's investment, if ever. There can be no assurance that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, as to the timing and values of such offerings or sales. The Fund may also lose all or part of its entire investment if these companies fail or their product lines fail to achieve an adequate level of market recognition or acceptance. Some companies may depend upon managerial assistance or financing provided by their investors. The value of the Fund's investments may depend upon the quality of managerial assistance provided by the Fund and other investors and their ability and willingness to provide financial support. Venture capital investing is a highly specialized field, and Munder has less experience in venture capital investing than in investing in public companies. In addition, there can be no assurance that the Fund will be able to identify a sufficient number of desirable venture capital investments.

  Depending on the specific facts and circumstances of a venture capital investment, there may not be a reasonable basis to revalue it for a substantial period of time after the Fund's investment. If a venture capital company does not complete an initial public offering within the anticipated time frame of up to three years from the date of the Fund's investment, or enter into a transaction whereby its shares are exchanged for shares of a public company, there may never be a public market benchmark for valuing the investment. The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially from day to day, including during the time between the date a repurchase offer is mailed and the due date for tendering shares, and during the period immediately after a repurchase is completed.

Investments in Venture Capital Funds

  Venture capital funds may involve all the risks of investing in developmental stage companies described in this prospectus, plus certain additional risks. In particular, the Fund must rely upon the judgment of the general partner or other manager of a venture capital fund in selecting the companies in which the venture capital fund invests and in deciding when to sell its investments. Some venture capital funds request capital contributions from its investors over time. The timing and amounts of capital calls on investors can be unpredictable and there is the possibility that the Fund may have to sell portfolio securities to meet capital calls. A venture capital fund may employ a high degree of leverage, which can magnify any losses incurred by its investors, including the Fund. A venture capital fund may also be required to pay management fees and/or performance fees to its general partner or manager, which can reduce the return to investors, including the Fund. A venture capital fund may also pay certain costs of evaluating and negotiating each venture capital investment, including fees of outside legal counsel, which may reduce the Fund's return. Investments in venture capital funds may be highly illiquid. The Fund may not be able to dispose of a venture capital fund holding when it wishes to, or may be able to do so only at a disadvantageous price.

Investments in Developmental Stage Companies

  The Fund plans to invest in the stock of developmental stage companies. These investments may present greater opportunity for growth, but there are specific risks associated with investments in developmental stage companies, which may include:

  . poor corporate performance due to less experienced management, limited product lines, undeveloped markets and/or limited financial resources;

  . due to shorter operating histories, less publicly available information and little or no research by the investment community;

  . reduced or zero liquidity due to small market capitalizations and the absence of an exchange listing or dealers willing to make a market;

  . increased share price volatility due to the fact that, under certain market conditions, investor sentiment may favor large, well-known companies over small, lesser-known companies; and

  .  reliance, in many cases, on one or two key individuals for management.

Access to Investment Opportunities

  The Fund may not have access to profitable venture capital investments.

Concentration

  Where a portfolio is concentrated in securities of a small number of companies or in securities of companies in single industry, the risk of any investment decision is increased. The assets of the Fund will consist almost entirely of companies considered by Munder to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. Munder will seek to reduce the company-specific risk, as opposed to sector-specific risk, of the Fund's portfolio by investing in more than one company in a particular sector, but this may not always be practicable.

Non-Diversified Status

  The Fund is classified as a "non-diversified" management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the net asset value of the Fund's shares.

Restricted and Illiquid Securities

  The Fund intends to invest a substantial portion of its assets, i.e., up to 40% of total assets, in restricted securities and other investments that are illiquid. This may include equity securities of privately owned companies and securities of privately owned investment funds and limited partnerships. Restricted securities are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended ("1933 Act"), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

  Restricted and illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books because such securities are unregistered and have restrictions on their resale. The Fund may not be able to sell such investments when it wishes to, or may be able to do so at a disadvantageous price, i.e., an amount less than the initial purchase price by the Fund.

Investments in Foreign Securities and Depositary Receipts

  The Fund plans to invest in the securities of foreign companies considered by Munder to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. Investments in foreign securities face specific risks, which may include:

  .  unfavorable changes in currency rates and exchange control regulations;

  . restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital invested abroad;

  .  reduced availability of information regarding foreign companies;

  . foreign companies may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements than U.S. companies;

  . reduced liquidity as a result of inadequate trading volume and government-imposed trading restrictions;

  .  the difficulty in obtaining or enforcing a judgment abroad;

  . increased market risk due to regional economic and political instability;

  .  increased brokerage commissions and custody fees;

  . securities markets which are subject to a lesser degree of supervision and regulation by competent authorities;

  .  foreign withholding taxes; and

  .  the threat of nationalization and expropriation.

Borrowing

  The Fund is authorized to borrow money in an amount up to 10% of its total assets (after giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days. The Fund may not purchase additional portfolio securities at any time that borrowings exceed 10% of its total assets. The Fund is not authorized to use borrowings for long-term financial leverage purposes. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the holders of the Fund's shares, and the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the payment of dividends (if any) to holders of shares. Interest payments and fees incurred in connection with borrowings will increase the Fund's expense ratio and will reduce any income the Fund otherwise has available for the payment of dividends.

Use of Derivatives for Hedging Purposes

  The Fund may use derivative instruments to hedge portfolio risk and for cash management purposes. Investing in derivative investments involves numerous risks. For example:

  . the underlying investment or security might not perform in the manner that Munder expects it to perform which could make the effort to hedge unsuccessful;

  . the company issuing the instrument may be unable to pay the amount due on the maturity of the instrument;

  . certain derivative investments held by the Fund may trade only in the over-the-counter markets or not at all, and can be illiquid; and

  . derivatives may change rapidly in value because of their inherent leverage.

  All of this can mean that the Fund's net asset value may change more often and to a greater degree than it otherwise would. The Fund has no obligation to enter into any hedging transactions.

Lending of Securities

  Although the Fund will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, the Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities. For example, loaned securities may have appreciated beyond the value of the collateral held by the Fund at the time of a default. In addition, the Fund will bear the risk of loss on any collateral that it chooses to invest.

Debt Securities and Convertible Securities

  The Fund may invest in debt securities and other debt instruments that will convert to equity securities. The Fund does not plan to invest more than 10% of its net assets in debt securities which are not rated within the four highest rating categories by Standard & Poor's Rating Services Inc. or Moody's Investors Services, Inc., or other nationally recognized statistical rating organization. Such lower rated debt securities are commonly referred to as "junk bonds" and reflect a greater possibility that changes in the economy, financial condition of the issuer and/or an unanticipated rise in interest rates may impair the issuer's ability to make payments on interest and principal.

                                USE OF PROCEEDS

  The net proceeds of this initial offering are estimated to be $[   ] after
the payment of sales loads to selected broker-dealers and organizational and
offering expenses estimated to be $[   ] payable by the Fund. The net proceeds
of this initial offering will be invested in accordance with the Fund's investment objective and principal strategies as soon as practicable after the closing of this offering. Based on current market conditions, Munder expects the Fund will be fully invested within one year. This lengthy investment period reflects the fact that: (i) the Fund plans to spend considerable time researching prospective investments; and (ii) the companies in which the Fund plans to invest will be primarily small to medium-sized companies that may have limited amounts of outstanding securities available for purchase. The Fund plans to minimize the positive impact its purchases of securities will have on the price of these securities by purchasing the securities over a period of time. Pending the full investment of the proceeds of the offering in equity securities of companies, the proceeds of the offering will be invested in short-term, high quality debt securities. In addition, up to 10% of the Fund's assets may be invested temporarily in securities that seek to track the performance of various stock market indices. The Fund will pay organizational
and offering expenses estimated to be $[   ] from the proceeds of the initial
offering. Such expenses will therefore be borne by investors in the initial offering. Investors in any subsequent continuous offering may not bear any organizational or offering expenses.

                 INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Long-Term Capital Appreciation

  The Fund's investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Investment in Equity Securities of Internet and Related Technology Companies

  The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of U.S. and non-U.S. companies considered by Munder to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. For any such company, the application of Internet functionality may provide, among other benefits:

  . increased revenue from further penetration of existing markets, or access to new markets;

  .  improvement in quality of goods or services;

  . improvement in profitability from cost reductions in the production of goods or services;

  . increases in efficiency of production through systematic use of automation, inventory control, and greater communication between production centers and distribution outlets; and

  . competitive advantage from stronger relationships throughout the production and supply chain.

  The Fund will pursue a growth-oriented strategy and may invest in companies of any size. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related companies that plan to conduct an initial public offering ("IPO") within a period of several months to several years from the time the Fund makes its investment. These companies are generally referred to as venture capital companies. Investors should recognize that (i) there will be no public market for the shares of any venture capital company invested in by the Fund at the time of the Fund's investment, and (ii) there can be no assurance that a planned IPO, or other exit strategy, for such companies will ever be completed.

  The Fund anticipates that it will invest primarily in common stocks. The Fund may also invest in securities convertible into or exchangeable for common stocks, rights and warrants to purchase common stocks and depository receipts representing an ownership interest in equity securities. The Fund considers all of these securities equity securities for purposes of its investment strategies. The Fund may also invest in non-convertible debt securities or preferred stocks believed to provide opportunities for capital gain.

  The Fund expects most of its venture capital investments to be in companies that it determines to be in the "late-stage" or "pre-IPO" stage of development. The Fund considers a company to be in the late stage if it has a developed infrastructure and has commenced earning revenues. The Fund expects that late-stage companies will undertake an initial public offering within a period of one to three years. A pre-IPO company is somewhat more developed than a late-stage company. The Fund expects to be able to acquire equity securities of pre-IPO companies in private placements within a year prior to their planned initial public offerings. Late-stage and pre-IPO companies will typically have small market capitalizations and limited or no liquidity; even after an initial public offering, liquidity may be limited and the Fund may be subject to contractual limitations on its ability to sell shares. A portion of the Fund's venture capital investments may be in companies that have not yet developed infrastructure or commenced earning revenues. Of the Fund's venture capital investments, up to 20% of the Fund's total assets may be invested in securities of privately owned investment funds and limited partnerships that invest primarily in venture capital companies. These venture capital funds may involve relatively high fees (the Fund will be indirectly paying fees to the manager of such venture capital funds and to Munder on the same assets) and a high degree of risk. See "Risk Factors--Venture Capital Funds."

  During the initial investment period, the Fund may invest up to 10% of its total assets in securities that seek to track various stock market indices. Such securities involve certain fees and expenses, and these will be indirectly borne by the Fund and its shareholders.

  The Fund may invest in securities of non-U.S. issuers. The Fund may invest directly in foreign securities or it may invest through depositary receipts, which are certificates issued by a bank or other financial institution that evidence the right to receive the underlying foreign security. Investments in non-U.S. securities involve certain risks in addition to those of securities generally. These risks are discussed under "Risk Factors." The Fund may not invest more than 25% of its total assets in non-U.S. securities, but this limit does not apply to investments in depositary receipts traded in the United States.

  The limitations on the percentage of the Fund's assets that may be invested in securities of venture capital companies, venture capital funds and securities of non-U.S. issuers apply at the time of investment by the Fund. The Fund will not be required to reduce its investments in these securities if a percentage limit is exceeded as a result of changes in the value of the Fund's portfolio securities. However, the Fund may not purchase additional securities that are subject to a percentage limitation at any time when the limitation is met or exceeded.

Investment Rationale

  An important trend in recent decades has been the assimilation of technology into business. The pace of that change has accelerated in the last few years with the development of advanced technologies that integrate communications, both within and among businesses and with customers. These communications advances, when coupled with increased information flow, better business tracking tools, and the increasing ability to gather, store, process and analyze the business and customer data, have spawned new business processes, new businesses and even new industries. Currently, these dynamics have begun to move beyond the confines of a computer connection, creating the ability to access the data from virtually anywhere at any time. Another important development in this regard is the globalization of these trends.

  The increasing availability of high-capacity (broadband) connections to data sources is driving a trend known as "convergence." This trend is characterized by the migration of high-bandwidth (high volume) media (e.g., video and audio) and content, as well as commerce and business process activity, to Internet access devices. At the same time Internet devices are converging with traditional information appliances such as television and radio through set-top boxes and streaming audio and video. Internet utilization is becoming more closely integrated into business and personal activities.

  Recognizing the strategic junctures in these and other Internet-related trends, the Fund will seek to identify and invest in sectors which will benefit directly. These sectors are expected to include e-commerce (both business-to-business and business-to-consumer), enabling technologies (hardware and software), infrastructure (interconnection hardware), communications, access devices, and related services such as hosting, consulting, advertising and logistics. Target companies for the Fund's portfolio will be the fundamental drivers of the digital or information economy (the new economy). This includes companies that do business primarily on the Internet ("dot coms") as well as traditional companies that utilize technology to expand production and market share and increase efficiencies ("click and mortar" companies).

  The Fund seeks to identify and invest in companies that will provide tomorrow's technology. Munder currently believes the greatest growth potential is found in the following Internet-related areas:

  . Internet and New Media. Munder believes the Internet has the potential to revolutionize the way people and businesses communicate and interact. Currently, the Internet is widely used only in the United States and Western Europe. Munder believes the Internet will continue to extend its global reach.

  . Broadband Communications Including Fiber Optics. Computer processing power currently exceeds the transmission capacity of the networks that connect computers. Munder believes substantial investment will be required in broadband and fiber optic technology in order to improve the speed of data transmission.

  . Digital Consumer Electronics. Consumer electronics are becoming increasingly digital to permit the rapid transmission of data. Digital technology is becoming less expensive than analog and other earlier technologies, which Munder believes should result in a deeper penetration of digital products and services in the marketplace.

  . Wireless Communications and Computing. Hand-held devices and cellular phones enable workers to remain effective when they are away from their desk-top computers. Munder believes wireless communications and computing has the potential for productivity enhancement for businesses and lifestyle enhancement for consumers.

  . Internet-Powered Traditional Business Activities. The Fund will invest in companies whose businesses are not specifically involved in the development or distribution of Internet technology, but which utilize the Internet and its related technologies as a strategically integrated part of their product and/or service offerings. Munder expects a significant migration of traditional business activities to the Internet and the development of non-traditional business models designed to capture established economic opportunities and supplant them with Internet-based processes.

  Among the companies the Fund will seek for investment will be those with an advantaged position in the marketplace, an experienced management team, an opportunity for a large market share or revenue stream, and a leveragable business model and/or the ability to partner with other firms.

Hedging

  The Fund may use financial instruments known as derivative instruments to hedge portfolio risks and for cash management purposes. A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (such as interest rates or currency exchange rates), security, commodity or other asset. The Fund will use a specific type of derivative only after consideration of, among other things, how the derivative instrument serves the Fund's investment objective and the risk associated with the instrument. The Fund may use derivatives only for the purposes of hedging portfolio risk and cash management. The Fund may not use derivative instruments to seek increased return on its investment.

  Hedging activity may relate to a specific security or to the Fund's portfolio as a whole. The Fund may buy or sell put or call options on transferable securities to hedge against adverse movements in the prices of securities held in the Fund's portfolio. The Fund may buy or sell these options if they are traded on options exchanges or over-the-counter markets and will enter into transactions only with broker-dealers that are reputable financial institutions that specialize in these types of transactions, that make markets in these options, or are participants in over-the-counter markets. A put option gives the purchaser of the option the right to sell, and obligates the writer of the put option to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to the call option to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option.

  Munder will consider changes in foreign currency exchange rates in making investment decisions about non-U.S. securities. As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or to sell U.S. dollars or non-U.S. currencies at a future date). A forward contract may help reduce the Fund's losses on securities denominated in a currency other than U.S. dollars, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar. See "Additional Investment Policies--Other Operating Policies--Foreign Currency Transactions" in the SAI.

Investment Concentration

  As a non-diversified investment company, the Fund faces few regulatory restrictions on the proportion of its total assets it may invest in the securities of any one company, or on the proportion of its total assets it allocates to control interests in companies. However, in light of certain tax regulations applicable to regulated investment companies the Fund does not intend to invest more than 25% of its total assets in the securities of any one company. Similarly, the Fund does not intend to invest more than 25% of its total assets in controlling interests of companies. Market fluctuations could cause these limits to be exceeded. See "Investment Objective and Principal Strategies--Circumstances in Which the Fund will Sell a Security."

Borrowing; Use of Leverage

  The Fund is authorized to borrow money in an amount up to 10% of its total assets (giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days. The Fund may not purchase additional portfolio securities at any time that borrowings exceed 10% of its total assets. The Fund is not authorized to use borrowings for long-term financial leverage purposes. Borrowing by the Fund involves certain risks for shareholders. The Board of Trustees of the Fund may modify the Fund's policies with respect to borrowing, including the percentage limitations, the purposes of borrowings and the length of time that portfolio securities purchased with borrowed money may be held by the Fund. Management of the Fund has no current intention of requesting any such modifications. See "Risk Factors--Borrowing" and "Additional Investment Policies--Fundamental Policies" in the SAI.

Investment Decisions Based Upon Extensive Firm-Level Research

  The Fund will use a bottom-up stock selection approach. This means that Munder will extensively research specific companies in the Internet and related technology industries to find those companies that Munder believes offer the greatest prospects for future growth. In selecting individual securities, Munder will look for companies that it believes display or are expected to display:

  . strategic commitment to the creation or utilization of Internet technologies;

  .  significant opportunity for revenue capture;

  .  robust growth prospects;

  .  a unique and defensible competitive position;

  . advantages of market leadership including, among others, economic scale and brand identity; and/or

  . the ability to identify and partner with businesses that have complementary strengths and offer synergies.

Access to Investment Opportunities

  Munder intends to leverage its reputation as a long-term investor and its relationships with investment banks and venture capital firms to enable the Fund to have access to public company and pre-IPO investment opportunities.

Circumstances in Which the Fund Will Sell a Security

  While it is the policy of the Fund to hold securities for investment, the Fund will consider selling securities of a company if Munder's target price for the security has been reached or, in its discretion, believes such sale to be in the best interest of the Fund. As a guide, Munder will sell a security if it believes that:

  .  the company's targeted market opportunity does not materialize;

  .  the company's revenue or earnings progressions are disappointing;

  .  the company's revenue growth has slowed;

  .  the company's underlying fundamentals have deteriorated; and/or

  .  the company's competitive position or environment deteriorates.

  The Fund may also be forced to sell securities to meet its quarterly share repurchase obligation, to comply with diversification restrictions of applicable tax regulations, or for other reasons. As a result, the Fund's annual portfolio turnover rate may exceed 100%. The Fund is likely to realize gains at an earlier point in time than if the Fund had a lower annual portfolio turnover rate. The Fund will generally distribute any such gains in the form of dividends which will be subject to tax. To the extent such gains are realized "earlier" by virtue of the Fund's annual portfolio turnover rate, an investor may be subject to tax "earlier" than if the Fund had a lower annual portfolio turnover rate. In addition, if the Fund had a annual lower portfolio turnover rate it is possible that a greater portion of the Fund's total income (if any) would consist of long-term capital gain, which is currently subject to federal income tax at a maximum rate of 20 percent. A high portfolio turnover rate will also increase the Fund's expenses. On the other hand, the Fund may invest a significant portion of its assets in venture capital securities having very little liquidity. The Fund may be forced to retain such assets even in circumstances where the Fund's investment policies indicate the assets should be sold. See "Risk Factors--Restricted and Illiquid Securities."

Defensive Measures

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its investment objective.

The Fund May Change its Investment Strategies

  The Fund may change any of the investment strategies outlined above if the Fund's Board of Trustees believes doing so is consistent with the Fund's investment objective of long-term capital appreciation. The Fund's investment objective is a fundamental policy and may not be changed without the approval of shareholders.

                            MANAGEMENT OF THE FUND

The Board of Trustees

  The Board of Trustees provides broad supervision over the affairs of the Fund. At least a majority of the Board of Trustees must not be "interested persons" as defined in Section 2(a)(19) of the 1990 Act.

The Investment Adviser

  Munder Capital Management, located at 480 Pierce Street, Birmingham, MI, 48009, is the investment adviser of the Fund. Munder has substantial experience in technology investing and provides the Fund with overall investment management. As of June 30, 2000, Munder and its affiliates had
approximately $ billion in assets under management, of which $    billion were
invested in equity securities, $    billion were invested in money market or
other short-term instruments, $    billion were invested in other fixed income
securities, $    billion were invested in balanced investments, and $
billion were invested in non-discretionary assets.

  The Fund will pay an advisory fee to Munder for its management services at an annual rate of 2.00% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. This advisory fee is higher than the advisory fees paid by most U.S. investment companies.

  The portfolio management team consists of the following Munder personnel:

    Steven M. Appledorn, CFA--Senior Portfolio Manager. Mr. Appledorn is a member of the team responsible for the management of the Fund and the management of the Munder NetNet Fund, the Future Technology Fund, and the Munder International NetNet Fund. Since joining Munder in 1993 he has managed equity portfolios for institutional clients and mutual funds, analyzed securities in the technology sector, and co-managed the firm's participation in brokerage-sponsored "wrap" programs. From 1988 to 1993 Mr. Appledorn was Executive Vice President of Swanson Capital Management with responsibility for portfolio management, equity and fixed income research, operations and client service. Earlier, he spent twelve years managing the portfolios of brokerage clients, most recently with Kidder Peabody & Company. Mr. Appledorn received a B.A. in Finance from Michigan State University and is a Chartered Financial Analyst. He is President of Munder's broker-dealer affiliate, and has served on advisory boards to a national brokerage firm and a national securities exchange.

    Paul T. Cook, CFA--Senior Portfolio Manager. Mr. Cook is a member of the team responsible for the management of the Fund and the management of the Munder NetNet Fund, the Munder Future Technology Fund and the Munder International NetNet Fund. His prior responsibilities include equity security analysis, specializing in the technology industry, including the computer software services, computer services, and telecommunication equipment sectors. Paul has an extensive background in Information Systems and began his career at Munder in 1987 as the Director of Technical Operations. He appears as an Internet technology analyst regularly on CNBC's Market Watch, CNN, and CNNfn. Prior to joining Munder, Paul was a financial analyst for Electronic Data Systems, where he provided technical/financial support for EDS customers. Paul holds a B.A. in Materials Logistics Management and an M.B.A. in Finance from Michigan State University, and is a Chartered Financial Analyst.

    Alan H. Harris, CFA--Senior Portfolio Manager. Mr. Harris is a member of the team responsible for the management of the Fund and the management the Munder NetNet Fund, the Munder Future Technology Fund, and the Munder International NetNet Fund. He is also a member of the team responsible for Munder Capital Management's equity security analysis, specializing in the communications industry. Prior to joining Munder Capital Management in 1995, Alan was a Senior Equity Fund Manager responsible for the co-management of Woodbridge Capital Management's Ambassador Growth Mutual Fund. Earlier, Alan served as an equity research analyst. Alan received both a B.A. in Economics and an M.B.A. in Finance from the University of Michigan. He is a Chartered Financial Analyst, a member of the Investment Analysts Society of Detroit, Inc. and the Association for Investment Management and Research.

    Brian A. Salerno, CFA--Senior Portfolio Manager. Mr. Salerno is a member of the team responsible for the management of the Fund and the management of the Munder NetNet Fund, the Munder Future Technology Fund, and the Munder International NetNet Fund. Brian is also a member of the team responsible for Munder Capital Management's equity security analysis, specializing in the technology sector. Prior to joining Munder in 1996, Brian held equity analyst positions with Ohio Public Employees Retirement System and Ohio School Employees Retirement System. Brian graduated (Cum Laude) with a B.B.A. in Business Administration from The University of Notre Dame and holds an M.B.A. in Finance from The Ohio State University with the distinction of Weidler Scholar. Brian is also a Chartered Financial Analyst and a member of the Investment Analysts Society of Detroit, Inc.

    Kenneth A. Smith, CFA--Senior Portfolio Manager. Mr. Smith is a member of the team responsible for the management of the Fund and the management of the Munder NetNet Fund, the Munder Future Technology Fund, and the Munder International NetNet Fund. His other responsibilities include equity security analysis, specializing in the technology sector. In addition to his association with Munder, Ken worked at American Century Investment Management, where he was responsible for equity security analysis in the technology sector, and also worked for Arthur Andersen LLP, where he was a manager in the audit and specialty consulting practice. Ken received a B.B.A. from the University of Michigan and an M.B.A. from the University of Chicago Graduate School of Business. He is a Certified Public Accountant in the State of Michigan, a member of The American Institute of Certified Public Accountants, and a Chartered Financial Analyst.

    Mary Beth Suhr--Portfolio Manager. Ms. Suhr is a member of the team responsible for the management of the Fund. Prior to joining Munder in May 2000, Mary Beth was a Team Leader and Senior Portfolio Manager for Comerica Bank-California's High Technology Banking Group. She has fourteen years experience working in the financial services industry having spent the last seven years focusing exclusively on early and late stage technology companies. Mary Beth received a B.S. in Commerce from Santa Clara University.

Expenses of the Fund

  The Fund pays an advisory fee to Munder plus all its expenses other than those assumed by Munder. The expenses of the Fund include certain of its organizational and offering expenses, the shareholder servicing fee, brokerage commissions, interest on any borrowings by the Fund, fees and expenses of outside legal counsel (including fees and expenses associated with review of documentation for prospective investments by the Fund) and independent auditors, taxes and governmental fees, custody, expenses of printing and distributing prospectuses, reports, notices and proxy material, expenses of printing and filing reports and other documents with government agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements, fees and expenses of Trustees of the Fund not employed by Munder or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

  PFPC Global Fund Services serves as the transfer and dividend disbursing agent ("Transfer Agent") pursuant to a transfer agency agreement with the Fund, under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for any meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund, and (v) makes periodic reports to the Board of Trustees concerning the operations of the Fund.

  State Street Bank and Trust serves as the Fund's custodian ("State Street") pursuant to a custodial services agreement with the Fund, under which the State Street (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Trustees concerning the Fund's operations. State Street, pursuant to an administrative services agreement with the Fund, also is responsible for the determination of the Fund's net asset value and maintenance of the Fund's accounting records.

                               REPURCHASE OFFERS

  The Fund expects that a substantial portion of its investments will be illiquid and does not intend to maintain a significant cash position. For this reason, the Fund is structured as a closed-end fund, which means that you will not have the right to redeem your shares on a daily basis. In addition, the Fund does not expect any trading market to develop for its shares. As a result, if you invest in the Fund you will have limited opportunity to sell your shares.

  To provide you with a degree of liquidity, and the ability to receive net asset value on a disposition of your shares, the Fund will make quarterly offers to repurchase its shares. The repurchase offers will be limited to a specified percentage of the Fund's outstanding shares. Shares will be repurchased at their net asset value. The quarterly offers will be made pursuant to a fundamental policy of the Fund that may be changed only with the approval of the Fund's shareholders.

Quarterly Repurchases of a Minimum of 5% of its Outstanding Shares

  Each quarter, the Fund will offer to repurchase a minimum of 5% of the number of shares outstanding on the date repurchase requests are due. The Fund's Board of Trustees may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.

  The Fund intends to commence the first quarterly repurchase offer in January, 2001 and to complete it in February, 2001. Thereafter, quarterly repurchase offers will commence each January, April, July and October; and will be completed in the following month.

  When a repurchase offer commences, the Fund will send a written notification of the offer to shareholders via their financial intermediaries. The notification will specify, among other things:

  . the percentage of the Fund's shares that the Fund is offering to repurchase. (This will ordinarily be 5%);

  . the date on which a shareholder's repurchase request is due. This will ordinarily be the first Friday of the month following the distribution date of the written notification of the offer to shareholders;

  . the date that will be used to determine the Fund's net asset value applicable to the quarterly share repurchase. This valuation date is generally expected to be the day on which the quarterly repurchase requests are due;

  . the date by which shareholders will receive the proceeds from their share sales; and

  . the net asset value of the Fund's shares as of a date no more than seven days prior to the distribution date of the written notification of the offer to shareholders.

  The Fund intends to send this written notification approximately 30 days before the due date for the repurchase request. In no event will the notification be sent less than 21 or more than 42 days in advance. In order to participate in any quarterly repurchase offer, your shares of the Fund must be held through a selected broker-dealer. You will not be able to receive repurchase offers directly from the Fund. In addition, it is important for you to recognize that your selected broker-dealer may require additional time to mail the repurchase offer to you, to process your request, and to credit your account with the proceeds of any repurchased shares.

  The due date for repurchase requests is a deadline that will be strictly observed. If your intermediary fails to submit your repurchase request in good order by the due date, you will be unable to liquidate your shares until a subsequent quarter, and you will have to resubmit your request for that quarter. You should be sure to advise your intermediary of your intentions in a timely manner. You may withdraw or change your repurchase request at any point before the due date.

The Fund's Fundamental Policies With Respect to Share Repurchases

  The Fund has adopted the following fundamental policies in relation to its share repurchases that may only be changed by a majority vote of the outstanding voting securities of the Fund:

  . as stated above, the Fund will make share repurchase offers every three months, pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time, commencing in January, 2001;

  . a minimum 5% of the Fund's outstanding shares of beneficial interest will be subject to the repurchase offer, unless the Board of Trustees establishes a different percentage, which must be between 5% and 25%;

  . the repurchase request due dates will be the first Friday of the month following the notification of the repurchase offer to shareholders; ordinarily, the first Friday in February, May, August, and November (or the preceding business day if that day is a New York Stock Exchange holiday); and

  . there will be a maximum 14 day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

Pro Rata Purchases of Shares in the Event of an Oversubscribed Repurchase
Offer

  There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests. However, the percentage determined by the Board of Trustees for each quarterly repurchase offer will set a maximum number of shares that may be purchased by the Fund. In the event a repurchase offer by the Fund is oversubscribed, the Fund may, but is not required to, repurchase additional shares, but only up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis.

  If pro-ration is necessary, the Fund will send a notice of pro-ration to the selected brokers-dealers on the business day following the repurchase request due date. The number of shares each investor asked to have repurchased will be reduced by the same percentage. If any shares that you wish to have repurchased by the Fund are not repurchased because of pro-ration, you will have to wait until the next repurchase offer, and your repurchase request will not be given any priority over other shareholders' requests. Thus, there is a risk that the Fund may not purchase all of the shares you wish to sell in a given quarter or in any subsequent quarter. In anticipation of the possibility of pro-ration, some shareholders may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of pro-ration. There is no assurance that you will be able to sell as many of your shares as you desire to sell.

  The Fund may suspend or postpone a repurchase offer in limited circumstances, but only with the approval of a majority of the Board of Trustees, including a majority of independent Trustees.

Determination of Repurchase Price

  The repurchase price payable in respect of a repurchased share will be equal to the share's net asset value on the date for such determination specified in the notification provided to shareholders. The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on developmental stage companies and venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially between the date a quarterly repurchase offer is mailed and the request due date, and it may also change materially shortly after a repurchase is completed. The method by which the Fund calculates net asset value is discussed under the caption "Calculation of Net Asset Value."

Payment

  The Fund expects to repurchase shares on the next business day after the net asset value determination date. Proceeds will be distributed to intermediaries as specified in the repurchase offer notification, usually on the third business day after repurchase. In any event, the Fund will pay repurchase proceeds no later than seven days after the net asset value determination date.

Impact of Repurchase Policies on the Liquidity of the Fund

  From the time the Fund distributes each repurchase offer notification until the net asset value determination date, the Fund must maintain liquid assets at least equal to the percentage of its shares subject to the repurchase offer. For this purpose, liquid assets means assets that may be disposed of in the ordinary course of business at approximately the price at which they are valued or which mature by the repurchase payment date. The Fund is also permitted to borrow money to meet repurchase requests. Borrowing by the Fund involves certain risks for shareholders. See "Risk Factors--Borrowing."

In-Kind Repurchases

  Under normal conditions, the Fund intends to repurchase its shares for cash. However, the Fund reserves the right to pay for all or a portion of its repurchased shares with an in-kind distribution of a portion of its portfolio securities.

Consequences of Repurchase Offers

  The Fund believes that repurchase offers will generally be beneficial to the Fund's shareholders, and will generally be funded from available cash or sales of portfolio securities. The Fund may temporarily hold more of its total assets in highly liquid securities (including cash) if it anticipates financing some or all repurchases in a repurchase offering by selling portfolio investments. However, if the Fund borrows to finance repurchases, interest on that borrowing will increase the Fund's expenses and will reduce any net investment income. From time to time, commencing at least 30 days after the closing of this initial offering, the Fund may offer new shares continuously, which may alleviate these potential consequences, but there is no assurance that the Fund will be able to secure new investments or raise new cash.

  Repurchase offers provide shareholders with the opportunity to dispose of shares at net asset value. The Fund does not anticipate that a secondary market will develop, but in the event that a secondary market were to develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic repurchase offers at net asset value may not alleviate such discount.

  Repurchase of the Fund's shares will tend to reduce the number of outstanding shares and, depending upon the Fund's investment performance and its ability to sell additional shares in a continuous offering, its net assets. A reduction in the Fund's net assets will tend to increase the Fund's expense ratio.

  In addition, the repurchase of shares by the Fund will be a taxable event to shareholders. For a discussion of these tax consequences, see "Taxes."

                        CALCULATION OF NET ASSET VALUE

  The Fund will compute its net asset value on each business day as of the close of regular business of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern time. Securities owned by the Fund will be valued at current market prices. If reliable market prices are unavailable (e.g., in the case of the Fund's venture capital investments), securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Fund's Board of Trustees. Venture capital and other restricted or illiquid investments will be valued at fair value, which will be cost unless Munder determines, pursuant to the Fund's valuation procedures, that such a valuation is no longer fair or appropriate. Examples of cases where cost may no longer be fair or appropriate include sales of similar securities to third parties at different prices, or if a venture capital company in which the Fund has an investment makes an IPO. In such situations, the Fund's investment will be revalued in a manner that Munder, following procedures approved by the Board of Trustees, determines best reflects its fair value. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its shares at net asset value at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing shareholders. All fair value determinations by Munder are subject to ratification by the Board of Trustees.

  Expenses of the Fund, including Munder's advisory fee and the costs of any borrowings, are accrued daily and taken into account for the purpose of determining net asset value.

  The net asset value per share is computed by dividing (i) the net asset value of the Fund by (ii) the number of shares then outstanding. The net asset value per share will be rounded up or down to the nearest cent. You may obtain the Fund's daily net asset value per share by calling 800-4-MUNDER (800-468-
6337). The Fund also intends to publish its net asset value once weekly in various financial periodicals.

                         SHARES OF BENEFICIAL INTEREST

  The Fund is authorized to issue an unlimited number of shares of beneficial interest, $0.01 par value. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. The Fund is unlikely to have income or to pay dividends. Shares are not available in certificated form and shares must be held through a selected broker-dealer.

  Each share of beneficial interest is entitled to one vote per share of all shares entitled to be cast at shareholder meetings. The Fund does not intend to hold annual meetings of shareholders, except as in accordance with applicable law and regulation. Special meetings may be called by Trustees, the President or Shareholders entitled in the aggregate to a minimum of ten percent (10%) of the shares of the Fund entitled to vote. In general, any action requiring a vote of the holders of the shares of beneficial interest of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the shares entitled to be cast of the requisite quorum of thirty-three and one-third percent (33 1/3%). Any change in the Fund's fundamental policies requires affirmation of a majority of the votes entitled to be cast in person or by proxy. Shareholders must also approve any amendment to the declaration of trust or the by-laws that would result in a change in the terms of their shares or a change in their voting rights. In addition, the Fund's by-laws provide, among other things, that nominations for Trustees and other shareholder proposals be made within specified time frames in advance of shareholders' meetings and be accompanied by specified information. Some of the foregoing could have the effect of delaying, deferring or preventing changes in control of the Fund.

  In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, the Fund's shareholders are entitled to share ratably in all the remaining assets of the Fund.

                              DISTRIBUTION POLICY

  Dividends will be paid annually on the shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the companies in which the Fund invests will not pay any dividends, and this, together with the Fund's relatively high expenses, means that the Fund is unlikely to have income or pay dividends. The Fund is not a suitable investment if you require regular dividend income.

  Substantially all of any taxable net capital gain realized on investments will be paid to shareholders at least annually.

  The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive from that share.

Automatic Reinvestment Plan

  The automatic reinvestment plan is available for any holder of the Fund's shares who wishes to purchase additional shares using dividends and/or capital gain distributions paid by the Fund. You may elect to:

  .  reinvest both dividends and capital gain distributions;

  .  receive dividends in cash and reinvest capital gain distributions; or

  .  receive both dividends and capital gain distributions in cash.

  Your dividends and capital gain distributions will be reinvested if you do not instruct your broker-dealer otherwise.

  Shares will be issued to you at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. You are free to change your election at any time by contacting your broker-dealer, who will inform the Fund. Your request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the automatic reinvestment plan at any time after attaining its intended asset level.

                                     TAXES

  The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund will generally be exempt from federal income taxes on net investment income, tax-exempt income, and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders, as long as at least 90% of the Fund's net investment income and net tax-exempt interest income, if any, is distributed to shareholders each year.

  Dividends from net investment income are taxable as ordinary income and, to the extent attributable to dividends received by the Fund from U.S. corporations, may be eligible for a 70% dividends-received deduction for shareholders that are corporations. Distributions, if any, from net capital gain are taxable to shareholders as long-term capital gain, regardless of how long shares in the Fund have been held by the shareholder, and are not eligible for the dividends-received deduction. The tax treatment of ordinary income and capital gain dividends is the same whether you take them in cash or reinvest them to buy additional Fund shares.

  The Fund does not intend to operate so as to be permitted to "pass-through" to its shareholders credit for foreign taxes, if any, payable by the Fund. Hedging activities by the Fund may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders and may also result in the deferral of the recognition of losses by the Fund (which could increase the amount of taxable distributions to shareholders). Gains from foreign currency forward contracts will generally be treated as ordinary income.

  Each January, you will be sent information on the tax status of any distribution made during the previous calendar year.

  Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in a repurchase offer. A sale of Fund shares pursuant to a repurchase offer will be treated as a taxable sale or exchange of the Fund shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend". A "substantially disproportionate" distribution generally requires a reduction of more than 20% in the shareholder's proportionate interest in the Fund after taking into account all Shares sold under the repurchase offer. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal proportionate interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.

  The Fund intends to take the position that sales of Fund shares pursuant to a repurchase offer will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Fund shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than one year. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution. All or a portion of any loss realized on a sale may also be disallowed if the shareholder acquires other Fund shares within 30 days before or after the sale and, in such a case, the basis of the acquired shares would then be adjusted to reflect the disallowed loss.

  If a sale of Fund shares pursuant to a repurchase offer is not treated as a sale or exchange, then the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Fund shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a risk that a constructive dividend may be considered to be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

  The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to individuals and certain other non corporate shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability and may entitle the shareholder to a refund, provided that the required information is furnished to the IRS.

  Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends (including distributions of net short-term capital gain) to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

  The discussion contained in this section is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders, and is not intended as tax advice or to address a shareholder's particular circumstances. Investors are urged to consult their tax advisors regarding the tax consequences of investing in the Fund.

                          HOW TO PURCHASE FUND SHARES

Initial Offering

  The Fund is party to a Distribution Agreement with the Distributor. The Distributor, Chase H&Q, a division of Chase Securities Inc., One Bush Street, San Francisco, CA 94104 is offering the Fund's shares on a best efforts basis. This offering will be made through a group of brokers and dealers selected by the Distributor. In the initial offering the Fund intends to raise
approximately $[   ] of net proceeds. Shares of beneficial interest are
offered at $24 per share plus a sales load of up to $1 per share payable to the selected broker- dealer who arranges the sale. The minimum investment is $10,000 ($2,000 for IRAs). The maximum offering price is $25 per share. Reductions in the sales charge are available depending upon the amount of your purchase:

                                                 Sales Load Total Offering Price
   Amount of Purchase                            Per Share       Per Share
   ------------------                            ---------- --------------------
   Under $500,000...............................   $1.00           $25.00
   $500,000 but less than $1 million............   $0.50           $24.50
   $1 million or more...........................   $0.25           $24.25

  The Fund must receive your payment for shares purchased in the initial offering by October 12, 2000, unless the initial offering is extended or shortened by the Distributor or the Fund. You should consult with your broker-dealer to ensure that this deadline is met.

  The Fund will have the sole right to accept orders to purchase shares and reserves the right to reject any order in whole or in part.

  The Fund will pay each selected broker-dealer that is not affiliated with the Fund or Munder a shareholder servicing fee pursuant to Rule 12b-1 at an annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer, as described below.

  Munder has retained Chase Securities Inc. to provide it with advice in connection with the structuring of the initial offering. Munder will pay Chase Securities Inc. an advisory fee in respect of shares purchased in the initial offering. Chase H&Q will be paid the sales commissions described above on shares sold by it in the initial offering.

  No market exists for the Fund's shares. The Fund's shares will not be listed on any securities exchange, and the Fund does not anticipate that a secondary market will develop for its shares. Neither the Distributor, nor any broker-dealer selected by the Distributor to participate in the initial offering of the Fund's shares, intends to make a market in the Fund's shares.

  The Fund and Munder have agreed to indemnify the Distributor against certain liabilities, including liabilities under the 1933 Act.

Continuous Offering

  If the Fund raises net proceeds of less than $[   ] in the initial offering,
then, not less than 30 days after the closing of the initial offering and at the discretion of the Fund and the Distributor, the Fund may commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a maximum sales charge of [4.00]%. Any such continuous offering, if commenced, may be discontinued when the
Fund's total assets reach $[   ] [   ], and may be discontinued at any time.
The Fund may commence other continuous offerings from time to time in the future. Any such continuous offering, if commenced, may be discontinued at any time without notice. During any continuous offering of the Fund's shares, shares of the Fund may be purchased only from selected brokers and dealers.

  During any continuous offering, the Fund's shares will be offered at a price equal to the net asset value per share plus a maximum sales charge of 4.00%. Reductions in the sales charge will be available as described above under "Initial Offering." The price will be determined based upon the net asset value next calculated after the Distributor accepts your purchase order. Purchase orders received by a selected broker-dealer by the close of regular business on the NYSE, currently 4:00 p.m., Eastern time, including orders received after the close of regular business on the previous day, and accepted by the Distributor before 5:00 p.m., Eastern time, on the same day will be executed at the net asset value per share calculated as of the close of business on the NYSE on that day. If your purchase order is received after the times indicated above, your order will be executed at the net asset value per share calculated as of the close of business on the NYSE the next business day.

  If the Fund commences a continuous offering, reductions in the sales load may also be available depending upon the total cost of the shares you purchase. A right of accumulation may allow you to combine the total cost of the shares you purchase in the initial offering and in any future continuous offerings to permit you to have the benefit, if you qualify, of a reduced sales charge for your then current share purchase. However, the total cost of the shares owned by you will only be taken into account in orders placed through a broker-dealer if you notify your broker-dealer that you wish to take advantage of the right of accumulation and provide sufficient information to permit confirmation of the total cost of the shares of the Fund you own at the time that the subsequent purchase is made.

Shareholder Servicing Fee

  The Fund may pay selected brokers and dealers that are not affiliates of the Fund or Munder a shareholder servicing fee pursuant to Rule 12b-1 under the 1940 Act to compensate them for providing shareholder services and the maintenance of accounts. These services include providing information and responding to shareholder questions about the structure of the Fund, the availability of shares in any continuous offering, and repurchase offers. The shareholder service fee is payable monthly at an annual rate of 0.50% of the value of the outstanding shares owned by customers of such broker or dealer. This fee is accrued daily as an expense of the Fund.

Opening an Account With the Fund

  To make an investment in the Fund, contact your financial advisor. Accounts may be opened only through selected brokers and dealers. Shares are not available in certificated form. Shares may be transferred to an account at another broker or dealer only if the broker or dealer has entered into an agreement with the Distributor relating to shares of the Fund.

  The required minimum initial investment in the Fund is $10,000 except that IRA accounts may be opened with $2,000. Additional investments during a continuous offering, if any, must be at least $5,000 for regular accounts and $2,000 for IRA accounts, except as otherwise permitted by the Fund.

Sales at Net Asset Value

  The following persons are eligible to purchase shares of the Fund at net asset value, without payment of the front-end sales charge: registered representatives of selected brokers and dealers that offer shares of the Fund, clients of fee-based planners, existing institutional clients of Munder, and employees of Munder, the Distributor and Counsel to the Fund.

                              GENERAL INFORMATION

Description of the Fund

  The Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Fund was established as a business trust under the laws of the State of Delaware on April 7, 2000 and has no operating history. The Fund's office is located at 480 Pierce Street, Birmingham, MI 48009 and its telephone number is 800-4-MUNDER (800-468-6337). Investment management services are provided to the Fund by Munder.

Conflicts of Interest

  It is expected that the Fund will have transactions in the ordinary course of business with firms and companies of which one or more trustees, directors or officers is a trustee, director and/or officer of the Fund.

                            TABLE OF CONTENTS OF SAI

                                                                            Page
                                                                            ----
Additional Investment Policies.............................................
Share Repurchases..........................................................
Trustees and Officers......................................................
Investment Advisory and Other Services.....................................
Independent Auditors.......................................................
Custodian, Transfer Agent and Dividend Paying Agent........................
Principal Distributor Following Initial Offering...........................
Brokerage Commissions......................................................
Financial Statements.......................................................
Appendix A.................................................................

                             MUNDER @VANTAGE FUND

                               480 Pierce Street
                             Birmingham, MI 48009

                               A Management Type
                          Non-Diversified, Closed-End
                              Investment Company

                               ----------------

                      [   ] Shares of Beneficial Interest

                                 $25 per Share

                               ----------------

                                  PROSPECTUS

                                [      ], 2000

  Until [      ], 2000 ([90] calendar days after the commencement of the
offering), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This delivery requirement is in addition to the obligation of the selected brokers and dealers to deliver a prospectus in connection with each sale made pursuant to this offering.

Investment Adviser                        Transfer Agent


Munder Capital Management                 PFPC Global Fund Services
480 Pierce Street                         4400 Computer Drive
Birmingham, MI 48009                      Westborough, MA 01581


Custodian/Fund Accountant                 Legal Counsel


State Street Bank and Trust Company       Dechert Price & Rhoads
2 Avenue de Lafayette                     1775 Eye Street, N.W.
Boston, MA 02111                          Washington, D.C. 20006

                  SUBJECT TO COMPLETION, DATED JULY 28, 2000

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                      STATEMENT OF ADDITIONAL INFORMATION

                             MUNDER @VANTAGE FUND

                     [     ] Shares of Beneficial Interest

                               480 Pierce Street
                             Birmingham, MI 48009
                                (800) 468-6337

  This statement of additional information ("SAI") is not a prospectus. This SAI relates to and should be read in conjunction with the prospectus of the
Munder @Vantage Fund ("Fund") dated [      ], 2000. A copy of the prospectus
may be obtained by contacting the Fund at the telephone numbers or address set forth above.

  The date of this statement of additional information and the related
prospectus is [      ], 2000.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Additional Investment Policies.............................................   3
Share Repurchases..........................................................   9
Trustees and Officers......................................................  10
Investment Advisory and Other Services.....................................  12
Independent Auditors.......................................................  12
Custodian, Transfer Agent and Dividend Paying Agent........................  13
Principal Distributor Following Initial Offering...........................  13
Brokerage Commissions......................................................  13
Financial Statements.......................................................  13
Appendix A.................................................................  17

                        ADDITIONAL INVESTMENT POLICIES

  The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund's investment strategies, are set forth in the Prospectus. Certain additional investment information is provided below.

Fundamental Policies

  The Fund's stated fundamental policies, which may not be changed without a vote of shareholders, are listed below. Within the limits of these fundamental policies, the Fund's management has reserved freedom of action. The Fund:

  (1) May not issue senior securities such as bonds, notes or other evidences of indebtedness, or otherwise borrow money, or issue preferred stock unless, immediately after issuance, the net assets of the Fund provide asset coverage (as defined in the Investment Company Act of 1940, as amended ("1940 Act"), of at least 300% with respect to indebtedness and at least 200% with respect to preferred stock.

  (2) May not underwrite securities issued by other persons or engage in the business of underwriting securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act") in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.

  (3) May not purchase or sell real estate, except that the Fund may purchase
      (a) securities of issuers that deal in real estate, (b) securities that are directly or indirectly secured by interests in real estate, and (c) securities that represent interests in real estate and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

  (4) May not lend portfolio securities to broker-dealers or other institutions, unless the Fund's investment adviser, Munder Capital Management ("Munder" or the "Adviser"), believes such loans will be beneficial to the Fund. The borrower must maintain with the Fund cash or high-grade debt obligations equal to at least 102% of the current market value of the securities loaned. Moreover, all such loans taken together cannot exceed 10% of the value of the total assets of the Fund. The Fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed and privately placed debt securities.

  (5) With respect to its share repurchases:

    . the Fund will make share repurchase offers every three months, pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time, commencing in January, 2001;

    . a minimum 5% of the Fund's outstanding shares of beneficial interest will be subject to the repurchase offer, unless the Board of Trustees establishes a different percentage, which must be between 5% and 25%;

    . the repurchase request due dates will be the first Friday of the month following the notification of the repurchase offer to shareholders; ordinarily, the first Friday in February, May, August and November (or the preceding business day if that day is a New York Stock Exchange holiday); and

    . there will be a maximum 14 day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

  (6) May not invest more than 25% of the Fund's total assets in any one industry, except that the Fund will invest more than 25% of the value of its total assets in securities of companies considered by Munder to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. Investments in securities issued by the U.S. government or states or local governments or related agencies and instrumentalities are not considered to be an industry for these purposes.

  (7) May not purchase or sell physical commodities and commodity contracts, except that it may (a) enter into futures contracts and options thereon in accordance with applicable law and (b) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Fund will not consider stock index, currency and other financial futures contracts, swaps or hybrid instruments to be commodities.

Other Operating Policies

  Securities Loans. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to 102% of the current market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower.

  Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to 102% of the current market value of the loaned securities marked to market on a daily basis. The collateral received will generally consist of cash, U.S. government securities, letters of credit or such other collateral. While the securities are being loaned, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the loaned securities, as well as interest on the investment of the collateral and/or a fee from the borrower or placing agent. However, the Fund generally will pay certain administrative and custodial fees in connection with each loan. The Fund has a right to call each loan and obtain the securities on, at least, five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. The Fund will generally not have the right to vote securities while they are being loaned, but it is expected that Munder will call a loan in anticipation of any important vote.

  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the loaned securities or the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral. Loans will only be made to firms deemed by Munder to be of good standing and will not be made unless, in the judgment of Munder, the consideration to be earned from such loans would justify the risk.

  Foreign Securities. The Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest either directly or through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs") (collectively, "depositary receipts") in other securities of foreign issuers. For a discussion of the risks associated with investments in foreign securities, see "Risk Factors--Foreign Securities" in the Prospectus.

  Depositary receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs, which are traded in dollars on U.S. exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a depositary receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored depositary receipt programs are generally similar, the issuers of securities represented by unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. The Fund may invest up to 25% of its total assets in direct investments in foreign securities (which limitation may be changed without a shareholder vote). This 25% limit on investment in foreign securities does not apply to investments in foreign securities through depositary receipts that are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries is not known.

  Foreign Currency Transactions. A forward foreign currency exchange contract ("forward currency contract") is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Fund will generally enter into forward currency contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

  The Fund may enter into a forward currency contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the forward currency contract would approximate the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Under normal circumstances, Munder will limit forward currency contracts to not greater than 75% of the Fund's portfolio position in any one country as of the date the forward currency contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Fund. Under extraordinary circumstances, Munder may enter into forward currency contracts in excess of 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. The precise matching of the forward currency contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market involvement in the value of those securities between the date the forward currency contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these foreign currency contracts. Munder will consider the effect a substantial commitment of the Fund's assets to forward currency contracts would have on the investment program of the Fund and its ability to purchase additional securities.

  Except as set forth above and immediately below, the Fund will not enter into such forward currency contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward currency contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, Munder believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

  At the maturity of a forward currency contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

  As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

  If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward currency contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into forward currency contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by Munder. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

  Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

  Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and broker-dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a security, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. The Fund's repurchase agreements will at all times be fully collateralized.

  Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Fund would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In the event a repurchase agreement is considered a loan and the seller defaults, the Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred. Repurchase agreements are typically entered into for periods of one week or less. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

  Illiquid Securities. The Fund may invest in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the 1933 Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act. There is no limit to the percentage of the Fund's net assets that may be invested in illiquid securities.

  Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

  For hedging or other purposes, the Fund may invest in investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of index-based, exchange traded investment companies include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS SM, NASDAQ 100 Shares.

  Lower-Rated Debt Securities. It is expected that the Fund will invest not more than 10% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), or in comparable unrated securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities
(a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in the Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

  While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and
(b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

  Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

  Rights and Warrants. The Fund may invest in common stock rights and warrants believed by Munder to provide capital appreciation opportunities. Common stock rights and warrants may be purchased separately or may be received as part of a unit or attached to securities purchased. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

  The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

  Put Options. The Fund may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the market price of an underlying security held by the Fund. The Fund will not purchase options for speculative purposes.

  Purchasing a put option gives the Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. This hedge protection is provided during the life of the put option since the Fund, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by the transaction costs.

  Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, the Fund would let the option expire resulting in a reduced profit on the underlying security equal to the cost of the put option premium and transaction costs.

  When the Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. The cost of the put option is limited to the premium plus commission paid. The Fund's maximum financial exposure will be limited to these costs.

  The Fund may purchase both listed and over-the-counter put options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter and the Fund will be exposed to the risk of counterparty nonperformance in the case of over-the-counter put options. The Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

  Put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to purchase options even when they are available. The Fund's ability to engage in option transactions may be limited by tax considerations.

  Temporary Defensive Position. In an attempt to respond to adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances or repurchase agreements for such securities, and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. The Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of Munder, equate generally to the standards established for U.S. cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

                               SHARE REPURCHASES

  The Fund may not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Trustees, including a majority of the disinterested Trustees, and only:

  . If the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

  . For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

  . For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

  . For such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                             TRUSTEES AND OFFICERS

  A listing of the Trustees and officers of the Fund and their business experience for the past five years follows. An asterisk (*) indicates Trustees who are "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act).

     Name, Address and        Positions
       Date of Birth          with Fund    Principal Occupation During Past Five Years
     -----------------        ---------    -------------------------------------------
 Charles W. Elliott........ Trustee       Director, Munder Funds, Inc. and St. Clair
  1024 Essex Circle                       Funds; Trustee, Munder Funds Trust and Munder
  Kalamazoo, MI 49008                     Framlington Funds Trust; Senior Advisor to
  Date of birth: 1/7/32                   the President, Western Michigan University
                                          (July 1995 through December 1998); Executive
                                          Vice President, Administration & Chief
                                          Financial Officer, Kellogg Company (January
                                          1987 through June 1995). Board of Directors,
                                          Steelcase Financial Corporation; Board of
                                          Directors, Enesco Group.

 John Rakolta, Jr. ........ Trustee       Director, Munder Funds, Inc. and St. Clair
  1876 Rathmor                            Funds; Trustee, Munder Funds Trust and Munder
  Bloomfield Hills, MI 48304              Framlington Funds Trust; Chairman and Chief
  Date of birth: 5/26/47                  Executive Officer, Walbridge Aldinger Company
                                          (construction company).

 Thomas B. Bender.......... Trustee       Director, Munder Funds, Inc. and St. Clair
  5033 Wood Ridge Road                    Funds; Trustee, Munder Funds Trust and Munder
  Glen Arbor, MI 49636                    Framlington Funds Trust; Director,
  Date of birth: 7/14/33                  Disciplined Growth Investors (investment
                                          management firm since December 1999);
                                          Partner, Financial & Investment Management
                                          Group (April 1991 to December 1999).

 David J. Brophy........... Trustee       Director, Munder Funds, Inc. and St. Clair
  1025 Martin Place                       Funds; Trustee, Munder Funds Trust and Munder
  Ann Arbor, MI 48104                     Framlington Funds Trust; Professor,
  Date of birth: 8/7/36                   University of Michigan. Director, River Place
                                          Financial Corporation.

 Dr. Joseph E. Champagne... Trustee       Director, Munder Funds, Inc. and St. Clair
  319 East Snell Road                     Funds; Trustee, Munder Funds Trust and Munder
  Rochester, MI 48306                     Framlington Funds Trust; Dean, University
  Date of birth: 5/19/38                  Center, Macomb College (since September
                                          1997); Corporate and Executive Consultant
                                          (since September 1993); Chancellor, Lamar
                                          University (September 1994 to September
                                          1995); Chairman of Board of Directors, Ross
                                          Controls of Troy, Michigan.

 Thomas D. Eckert.......... Trustee       Director, Munder Funds, Inc. and St. Clair
  10726 Falls Pointe Drive                Funds; Trustee, Munder Funds Trust and Munder
  Great Falls, VA 22066                   Framlington Funds Trust; President and Chief
  Date of birth: 9/22/47                  Executive Officer, Capital Automotive REIT
                                          (real estate investment trust specializing in
                                          retail automotive properties) (since November
                                          1997); President, Mid-Atlantic Region of
                                          Pulte Home Corporation (developer of
                                          residential land and construction of housing
                                          units) (1983 to 1997); Director, Celotex
                                          Corporation (building products manufacturer).

     Name, Address and
       Date of Birth       Positions with Fund  Principal Occupation During Past Five Years
     -----------------     -------------------  -------------------------------------------
 James C. Robinson*....... President           Chief Executive Officer of the Adviser
  480 Pierce Street                            (January 2000 to present); Executive Vice
  Suite 300                                    President of the Adviser (February 1998 to
  Birmingham, MI 48009                         December 1999); and Chief Investment
  Date of birth: 4/24/61                       Officer/Fixed Income of the Adviser (January
                                               1995 to December 1999).

 Libby E. Wilson.......... Treasurer           Director of Mutual Fund Operations of the
  480 Pierce Street                            Adviser (since July 1999); Global Portfolio
  Suite 300                                    Client Associate of Invesco Global Asset
  Birmingham, MI 48009                         Management (investment advisor) (March 1999
  Date of birth: 2/24/69                       to July 1999); Manager of Mutual Funds
                                               Operations of the Adviser (May 1996 to March
                                               1999); Administrator of Mutual Funds
                                               Operations of the Adviser (March 1993 to May
                                               1996).

 Bradford E. Smith........ Assistant Treasurer Manager of Mutual Fund Operations of the
  480 Pierce Street                            Adviser (March 2000 to present);
  Suite 300                                    Administrator of Mutual Fund Operations of
  Birmingham, MI 48009                         the Adviser (August 1999 to February 2000);
  Date of birth: 4/19/72                       Assistant Vice President, Madison Mosaic, LLC
                                               (advisor to the Mosaic Funds)(September 1998
                                               to July 1999); Assistant Director of
                                               Shareholder Service, Madison Mosaic, LLC
                                               (April 1997 to August 1998); Cash Manager,
                                               GIT Funds (n.k.a. Mosaic Funds); (June 1996
                                               to March 1997); and Registered
                                               Representative, GIT Investment Services, Inc.
                                               (January 1995 to May 1996).

                                                            Total Compensation
                            Aggregate                       from Registrant and
                           Compensation   Accrued as Part    Fund Complex Paid
Name, Position             from Fund(1) of Fund Expenses(1)   to Trustees(1)
--------------             ------------ ------------------- -------------------
Charles W. Elliott........   $[     ]        $[     ]            $[     ]

John Rakolta, Jr..........   $[     ]        $[     ]            $[     ]

Thomas B. Bender..........   $[     ]        $[     ]            $[     ]

David J. Brophy...........   $[     ]        $[     ]            $[     ]

Dr. Joseph E. Champagne...   $[     ]        $[     ]            $[     ]

Thomas D. Eckert..........   $[     ]        $[     ]            $[     ]

--------
(1) Based on remuneration expected to be paid to the Trustees of the Fund for
    the fiscal year ended    , 2000.

  Officers of the Fund are also officers of some or all of the other investment companies in the Munder Funds.

  [The Valuation Committee of the Board of Trustees has the power to: (a) determine the value of securities and assets owned by the Fund; (b) elect or appoint officers of the Fund to serve until the next meeting of the Board succeeding such action; and (c) determine the price at which shares of the Fund will be issued and sold. All actions taken by the Valuation Committee will be recorded and reported to the full Board of Trustees at their next meeting succeeding such action. The members of the Valuation Committee will
consist of:           ]

                    INVESTMENT ADVISORY AND OTHER SERVICES

  The Adviser. The Adviser of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Adviser are WAM Holdings, Inc. ("WAM"), WAM Holdings II, Inc. ("WAM II"), and Munder Group, LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank--Ann Arbor, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

  Subject to the control of the Fund's Board of Trustees, Munder, as the investment adviser, manages the investment of the assets of the Fund and administers its business and other affairs pursuant to an Investment Advisory Agreement approved by the Board of Trustees and the sole initial shareholder of the Fund (the "Advisory Agreement").

  Under the terms of the Advisory Agreement, Munder furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with Munder, subject to review by the Fund's Board of Trustees.

  The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either
(i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees. The Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days written notice to the Advisor. The Adviser may also terminate its advisory relationship with respect to the Fund without penalty on 90 days written notice to the Company, as applicable. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

  Munder also serves as investment adviser to [ ] open-end management investment companies as well as institutional and individual accounts. There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the Trustees, directors, officers or employees of Munder and the Fund, regularly advise the Fund with respect to its investments.

  All of the officers of the Fund listed above are officers or employees of Munder. Their affiliations with the Fund and with Munder are provided under their principal business occupations.

  The Fund pays Munder an advisory fee for its services, calculated daily and payable monthly, equal to 2.00% of the average daily net assets of the Fund. This advisory fee is higher than the advisory fees paid by most U.S. investment companies.

  The Fund, Munder and the Fund's distributor have each adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Fund, Munder and the Fund's distributor from engaging in deceptive, manipulative or fraudulent activities in connection with the securities held or to be acquired by the Fund (which may also be held or acquired by persons subject to a code of ethics).

                             INDEPENDENT AUDITORS

  Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, has been selected as independent auditors for the Fund and in such capacity will audit the Fund's annual financial statements and financial highlights.

              CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

  State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, MA 02111, has been selected as custodian to the Fund. It also is responsible for the determination of the net asset value of the Fund and maintains the Fund's accounting records.

  PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581, has been selected as the transfer agent and dividend paying agent of the Fund, and performs certain record keeping functions for the Fund. In other words, PFPC Global Services, Inc. maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.

               PRINCIPAL DISTRIBUTOR FOLLOWING INITIAL OFFERING

  Chase H&Q, a division of Chase Securities Inc., One Bush Street, San Francisco, CA 94104, will act as general distributor of the shares of the Fund during any continuous offering of the Fund's shares following the initial offering.

                             BROKERAGE COMMISSIONS

  Munder will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. When two or more of the investment companies or other investment advisory clients of Munder desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Munder in a manner believed to be equitable to each. There may be possible advantages or disadvantages to such transactions with respect to price or the size of positions readily obtainable or saleable.

  In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its trustees and/or officers are affiliated.

  The Fund does not plan to execute any portfolio transactions with, and therefore will not pay any commissions to, any broker affiliated, directly or indirectly, with either the Munder, or underwriter.

  Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Munder may give consideration to the research, statistical, and other services furnished by brokers or dealers to Munder for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Munder to be beneficial to the Fund. In addition, Munder is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis, although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution, and although such research and analysis may be useful to Munder in connection with its services to clients other than the Fund.

                             FINANCIAL STATEMENTS

  The following comprise the financial statements of the Fund:

  .  Independent Auditors' Report.

  .  Statement of Assets and Liabilities.

  .  Statement of Operations.

  .  Notes to the Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder of the Munder @Vantage Fund:

  [Letter body]





Ernst & Young LLP
Boston, MA
     , 2000

                      STATEMENT OF ASSETS AND LIABILITIES

                                  ASSETS
Cash...................................................................... $
Prepaid expenses.......................................................... $
  Total assets............................................................ $
                               LIABILITIES
Accrued expenses payable.................................................. $
Commitments and contingencies (Notes 1 and 2)
Net assets equivalent to $    per share (applicable to     shares of
 beneficial interest, $0.01 Par value; unlimited amount of shares authorized).............................................................. $

                            STATEMENT OF OPERATIONS

      For the period from the date of organization,    , 2000 to    , 2000

Income.................................................................... $
Expenses:
Organization expenses.....................................................
Less: Reimbursement of expenses by Manager................................
Net expenses..............................................................
Net income................................................................ $

Notes to Financial Statements

Note 1. Organization

Note 2. Management Agreement

Note 3. Income Taxes

                                   APPENDIX A

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  1.Financial Statements:

    PART A:Financial Highlights (not applicable).

    PART B:Independent Auditors' Report**
               Statement of Assets and Liabilities**
               Statement of Operations**
               Notes to Financial Statements**

  2.Exhibits:

             a.Charter of Registrant.*

             b.Bylaws of Registrant.*

             c.Not Applicable.

             d.Not Applicable.

             e.Registrant's Automatic Reinvestment Plan.**

             f.Not Applicable.

             g. Investment Management Agreement between Registrant and Munder
                Capital Management.**

             h.(1) Distribution Agreement between Registrant and Chase Securities Inc.**

                (2) Form of Soliciting Dealer Agreement.**

                (3) Form of Shareholder Service Agreement.**

             i.Not Applicable.

             j. Custody and Fund Accounting Agreement between Registrant and
                State Street Bank and Trust Company.**

             k.(1) Transfer Agent Services Agreement between Registrant and
                    PFPC Global Fund Services.**

                (2) Administrative Services Agreement between Registrant and
                   State Street Bank and Trust Company.**

             l.Opinion and Consent of Counsel.**

             m.Not Applicable.

             n.Consent of Independent Auditors.**

             o.Not Applicable.

             p.Agreement with respect to Seed Capital.**

             q.Traditional/Roth IRA Account Opening Information for
             Registrant.**

             r.Codes of Ethics applicable to the Registrant.**
--------
 * Filed as Exhibit to the registration statement dated May 9, 2000. ** To be filed by amendment.

Item 25. Marketing Arrangements: Not Applicable.

Item 26. Other Expenses of Issuance and Distribution:

     Registration fees.................................................... $
     Legal fees........................................................... $
     Accounting fees...................................................... $
     Miscellaneous (mailing, etc.)........................................ $
                                                                           ----
       Total.............................................................. $
                                                                           ====

Item 27. Persons Controlled by or Under Common Control with Registrant: None.

Item 28. Number of Holders of Securities

  As of         , 2000

                                                                     Number of
      Title of Class                                               Recordholders
      --------------                                               -------------
     Beneficial Interest..........................................      --

Item 29. Indemnification

  Reference is made to Article VII, Section 3 of the Registrant's Declaration of Trust and to Article VI, Section 2 of the Registrant's By-Laws each filed as an exhibit to this Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser:

  Munder Capital Management

     Name                                     Position with Advisor
     ----                                     ---------------------
   Munder Group LLC............. Partner
   WAM Holdings, Inc............ Partner
   WAM Holdings II, Inc......... Partner
   Leonard J. Barr, II.......... Senior Vice President and Director of Research
   Enrique Chang................ Chief Investment Officer of Equities
   Clark Durant................. Vice President and President of Munder
                                 Charitable Gift Fund
   Elyse G. Essick.............. Vice President and Director of Communications
                                 and Client Services
   Sharon E. Fayolle............ Vice President and Director of Cash Management
   Otto G. Hinzmann............. Vice President and Director of Equity Portfolio
                                 Management
   Anne K. Kennedy.............. Vice President and Director of Portfolio
                                 Management
   Michael Monahan.............. Chairman
   Ann F. Putallaz.............. Vice President and Director of Retirement
                                 Services Group
   James C. Robinson............ Chief Executive Officer
   Peter G. Root................ Vice President and Chief Investment Officer of
                                 Fixed Income

  For further information relating to the Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.

  World Asset Management

     Name                                      Position with Advisor
     ----                                      ---------------------
   Todd B. Johnson............... President, Chief Investment Officer and Chief
                                  Executive Officer
   Robert J. Kay................. Director, Client Services
   Theodore D. Miller............ Director, International Investments
   Kenneth A. Schluchter, III.... Director, Domestic Investments

  For further information relating to the World Asset Management's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by World Asset Management, SEC File No. 801-55795.

Item 31. Location of Accounts and Records:

  Adviser:Munder Capital Management
            480 Pierce Street
            Birmingham, MI 48009

  Custodian:State Street Bank & Trust
            2 Avenue de Lafayette
            Boston, MA 02111

Item 32. Management Services: Not Applicable.

Item 33. Undertakings:

  I. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement.

  II. The Registrant undertakes that:

    (a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or
  (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

    (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

  III. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, its duly authorized representative, in Washington, District of Columbia, on the 28th day of July, 2000.

                                          Munder @Vantage Fund

                                                  /s/ James C. Robinson*
                                          By: _________________________________
                                                     James C. Robinson
                                                         President

  Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons, in the capacities indicated on July 28, 2000.


      /s/ James C. Robinson*           President
______________________________________
          James C. Robinson

     /s/ Charles W. Elliott*           Trustee
______________________________________
          Charles W. Elliott

      /s/ John Rakolta, Jr.*           Trustee
______________________________________
          John Rakolta, Jr.

      /s/ Thomas B. Bender*            Trustee
______________________________________
           Thomas B. Bender

       /s/ David J. Brophy*            Trustee
______________________________________
           David J. Brophy

       /s/ Joseph E. Champagne*        Trustee
______________________________________
         Joseph E. Champagne

      /s/ Thomas D. Eckert*            Trustee
______________________________________
           Thomas D. Eckert

       /s/ Libby E. Wilson*            Treasurer
______________________________________
           Libby E. Wilson

        /s/ Jane A. Kanter
*By: ____________________________
          Jane A. Kanter
         Attorney-In-Fact

                               POWER OF ATTORNEY

  The undersigned Trustee or Officer of the Munder @Vantage Fund (the "Fund"), whose signature appears below, hereby makes, constitutes and appoints Stephen
J. Schenkenberg, Allan S. Mostoff, Jane A. Kanter and Scott M. Zoltowski and each of them acting individually, to be his true and lawful attorneys and agents, each of them with the power to act without any other and with full power of substitution, to execute, deliver and file in the undersigned capacity as shown below, any and all instruments that said attorneys and agents may deem necessary or advisable to enable the Fund to comply with the Securities Act of 1933, as amended, including any and all amendments to the Fund's registration statement, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder in connection with the registration of shares or additional shares of beneficial interest of the Fund, and the registration of the Fund under the Investment Company Act of 1940, as amended, including any and all amendments to the Fund's registration statement; and the registration, qualification or notification of the Fund and its shares with any and all state regulatory authorities in states which the Fund's shares intend to be offered and sold, and without limitation of the foregoing, the power and authority to sign said Fund's name on his behalf, and said Fund hereby grants to said attorney or attorneys, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as of said Trustee or Officer might or could do personally in his capacity as aforesaid and said Trustee or Officer ratifies, confirms and approves all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his signature as the same may be signed by said attorney or attorneys.

  Dated this 27th day of July, 2000.

       /s/ Charles W. Elliott                      /s/ David J. Brophy
_____________________________________     _____________________________________
     Charles W. Elliott, Trustee                David J. Brophy, Trustee


        /s/ John Rakolta, Jr.                  /s/ Dr. Joseph E. Champagne
_____________________________________     _____________________________________
     John Rakolta, Jr., Trustee             Dr. Joseph E. Champagne, Trustee


        /s/ Thomas B. Bender                      /s/ Thomas D. Eckert
_____________________________________     _____________________________________
      Thomas B. Bender, Trustee                 Thomas D. Eckert, Trustee


        /s/ James C. Robinson                      /s/ Libby E. Wilson
_____________________________________     _____________________________________
    James C. Robinson, President               Libby E. Wilson, Treasurer